Shareholder Report, Line Graph (Details) LMA2200_ClearBridge Select Fund_Class R_TSR Annual {Class R} - USD ($)								12 Months Ended
	Apr. 30, 2025	Oct. 31, 2024	Apr. 30, 2024	Oct. 31, 2023	Apr. 30, 2023	Oct. 31, 2022	Jun. 03, 2022	Oct. 31, 2025
Class R
Account Value [Line Items]
Line Graph and Table Measure Name								Class R
Accumulated Value	$ 12,796	$ 13,182	$ 11,554	$ 9,772	$ 10,025	$ 9,324	$ 10,000	$ 15,151
Russell 3000 Index_ [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 3000 Index
Accumulated Value	$ 13,848	$ 14,152	$ 12,431	$ 10,266	$ 10,164	$ 9,472	$ 10,000	$ 17,098